Provision for Income Taxes - Schedule of Cash Paid for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cash Paid for Income Taxes [Line Items]
Cash paid for income taxes	$ 92,284	$ 391,303	$ 43,531
Hong Kong [Member]
Schedule of Cash Paid for Income Taxes [Line Items]
Cash paid for income taxes	84,258
Chinese Mainland [Member]
Schedule of Cash Paid for Income Taxes [Line Items]
Cash paid for income taxes	$ 8,026